Property, plant and equipment - Narrative (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment additions	R 238,248	R 170,010
Capital expenditures incurred but not yet paid		5,000
Depreciation	151,945	98,508	R 75,037
Reversal of impairment		791
In-vehicle devices uninstalled
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment additions	229,528	158,600
Capital expenditures incurred but not yet paid			12,100
Depreciation	0	0
Reversal of impairment		0
Plant, equipment, vehicles and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment additions	4,090	4,712
Depreciation	5,237	6,759
Reversal of impairment		0
In-vehicle devices installed
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment additions	0	0
Depreciation	139,483	83,511
Reversal of impairment		791
Central Services Organization | In-vehicle devices uninstalled
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment additions		1,700
Capital expenditures incurred but not yet paid	1,400	1,900
Central Services Organization | Plant, equipment, vehicles and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant, and equipment additions		200
Brazil segment | In-vehicle devices installed
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment	800	800
Cost of sales
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	R 141,600	R 85,800	R 60,200